Assets/Liabilities for Insurance Contracts - Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Debts with Insured Persons	$ 535,743	$ 813,836
Debts with Reinsurers	20,829	4,561
Debts with Co-insurers	1,525	1,999
Debts with Producers	371,664	411,691
Technical Commitments	1,114,124	1,112,838
Others	55,744	0
Pending Claims in charge of Reinsures	(38,653)	(345,517)
Total	$ 2,060,976	$ 1,999,408